Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure of cash and cash equivalents [line items]
Cash at bank and in hand		£ 439	£ 467	£ 893
Loans and receivables
Total cash equivalents		82	59	96
Total cash and cash equivalents		521	526	989
Bank overdrafts		(29)	(17)	(537)
Cash and cash equivalents per the cash flow statement	[1]	492	509	452	£ 402
US Deposits [Member]
Loans and receivables
Other deposits		26	32	44
UK Deposits [Member]
Loans and receivables
Other deposits		31	1	20
Other Deposits [Member]
Loans and receivables
Other deposits		£ 25	£ 26	£ 32

[1]	Net of bank overdrafts of £29m (2016/17: £17m, 2015/16: £537m).